Debt	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Debt

Note 9 - Debt

Outstanding debt as of September 30, 2024 and December 31, 2023 consists of the following (in thousands):

	September 30, 2024	December 31, 2023
	(Successor)	(Predecessor)
Convertible Securities Notes	$13,750	$—
October 2022 Convertible Notes measured at fair value	—	12,561
April 2023 Convertible Notes measured at fair value	—	14,757
November 2023 Convertible Notes measured at fair value	—	9,112
SVB term loan	—	1,838
Total outstanding debt	$13,750	$38,268

October 2022 Convertible Notes (Predecessor)

On October 27, 2022, the Legacy Adagio entered into the October 2022 Convertible Notes with investors for the issuance and sale of convertible promissory notes with an aggregate principal amount of $9.5 million at an interest rate of eight percent (8.0%) per annum.

On April 4, 2023, the October 2022 Convertible Notes, which had an original maturity date of October 27, 2023, were amended to extend the maturity date to the latest of (i) January 5, 2024, (ii) termination of agreements between the Legacy Adagio and ARYA in connection with a non-binding summary of certain proposed terms and conditions of a potential business combination, or (iii) the termination or lapse of the exclusivity period as defined in the non-binding term sheet as mentioned above. The October 2022 Convertible Notes agreement was also amended to subordinate the October 2022 Convertible Notes to the April 2023 Convertible Notes (as described below) and provide for the conversion of all principals and accrued interest in respect of all the October 2022 Convertible Notes into shares of Series E Preferred Stock of the Legacy Adagio in connection with the Business Combination.

On November 28, 2023, the October 2022 Convertible Notes agreement was further amended to subordinate the October 2022 Convertible Notes to the April 2023 Convertible Notes and the November 2023 Convertible Notes (as described below). Upon the consummation of the Business Combination, all principal and accrued interest in respect of the October 2022 Convertible Notes was converted into shares of the Legacy Adagio common stock, when multiplied by the exchange ratio applicable to the Legacy Adagio common stock in the Business Combination, entitled the holder of this note to receive a number of shares of the same class of common stock that are issued in the Private Investment in Public Equity Financing (“PIPE Financing”) equal to the then outstanding principal amount and any accrued and unpaid interest under this note, divided by 75% of the effective price of each share of common stock sold in the PIPE Financing.

On February 13, 2024, the October 2022 Convertible Notes agreement was further amended to extend the maturity date to the termination of the Business Combination Agreement, and subordinate the October 2022 Convertible Notes to the April 2023 Convertible Notes, the November 2023 Convertible Notes, and February 2024 Convertible Notes (as described below).

The total of $9.5 million principal was received by the Legacy Adagio as of December 31, 2022. As of December 31, 2023 (Predecessor), the principal amount outstanding was $9.5 million.

For the periods from July 1, 2024 to July 30, 2024 (Predecessor), from January 1, 2024 to July 30, 2024 (Predecessor), and the three and nine months ended September 30, 2023 (Predecessor), Legacy Adagio has recognized the interest expense of $62.5 thousand, $0.4 million, $0.2 million and $0.6 million, respectively.

Upon the consummation of the Business Combination, all principal and accrued interest in respect to the October 2022 Convertible Notes were converted into 8,661,985 shares of Legacy Adagio common stock. Further, on Closing Date, the 8,661,985 Legacy Adagio common stocks were converted to 1,444,899 Company’s Common Stock based on the exchange ratio set forth in the Business Combination Agreement.

Bridge Financing Notes (Predecessor)

April 2023 Convertible Notes

On April 4, 2023, Legacy Adagio issued a $5.0 million convertible promissory note that matures on the latest of (i) January 5, 2024, (ii) termination of agreements between Legacy Adagio and ARYA in connection with a non-binding summary of the Business Combination, or (iii) the termination or lapse of the exclusivity period as defined in the non-binding term sheet as mentioned above. The April 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, Legacy Adagio obtained the right to issue up to $10.0 million in additional convertible promissory notes available beginning one month after April 4, 2023 through the occurrence of an ARYA stockholder vote with regard to a transaction. During the period from April 4, 2023 to December 31, 2023, Legacy Adagio issued the additional $10.0 million.

On November 28, 2023, the April 2023 Convertible Notes were amended to align certain terms of the April 2023 Convertible Notes with the November 2023 Convertible Notes.

Upon the consummation of the Business Combination, this note was automatically converted into the type of securities that are issued in the PIPE Financing in an amount equal to the then-outstanding principal amount and any accrued and unpaid interest, divided by the effective price of the securities sold in the PIPE Financing.

As of December 31, 2023 (Predecessor), the principal amount outstanding was $15.0 million.

For the periods from July 1, 2024 to July 30, 2024 (Predecessor), from January 1, 2024 to July 30, 2024 (Predecessor), and the three and nine months ended September 30, 2023 (Predecessor), Legacy Adagio has recognized the interest expense of $0.1 million, $0.6 million, $0.2 million and $0.3 million, respectively.

November 2023 Convertible Notes

On November 28, 2023, Legacy Adagio issued to Perceptive PIPE Investor a $2.0 million convertible promissory note that matures on the latest of (i) January 5, 2024, (ii) termination of agreements between Legacy Adagio and ARYA in connection with a non-binding summary of the Business Combination, or (iii) the termination or lapse of the exclusivity period as defined in the non-binding term sheet as mentioned above. The November 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, Legacy Adagio obtained the right to issue up to $6.0 million of Delayed Draw Commitment.

Upon the consummation of the Business Combination, this note was automatically converted into the type of securities that are issued in the PIPE Financing in an amount equal to the then-outstanding principal amount and any accrued and unpaid interest, divided by the effective price of the securities sold in the PIPE Financing.

In December 2023, the November 2023 Convertible Notes were amended to permit the issuance of a Delayed Draw Commitment in the principal amount of $1.0 million and $2.0 million on December 13, 2023 and December 28, 2023, respectively. The combined $3.0 million convertible promissory notes were issued pursuant to the clause and terms in the November 2023 Convertible Notes agreement.

As of December 31, 2023 (Predecessor), the principal amount outstanding was $5.0 million.

For the periods from July 1, 2024 to July 30, 2024 (Predecessor), and from January 1, 2024 to July 30, 2024 (Predecessor), Legacy Adagio has recognized the interest expense of $50.6 thousand and $0.3 million, respectively.

May 2024 Convertible Notes

On May 21, 2024, Legacy Adagio issued to Perceptive PIPE Investor a $3.0 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The May 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum.

Upon the consummation of the Business Combination, this note was automatically converted into the type of securities that are issued in the PIPE Financing in an amount equal to the then-outstanding principal amount and any accrued and unpaid interest, divided by the effective price of the securities sold in the PIPE Financing.

For the periods from July 1, 2024 to July 30, 2024 (Predecessor) and from January 1, 2024 to July 30, 2024 (Predecessor), Legacy Adagio has recognized the interest expense of $19.7 thousand and $46.0 thousand, respectively.

June 2024 Convertible Notes

On June 25, 2024, Legacy Adagio issued to Perceptive PIPE Investor a $2.5 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The June 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum.

Upon the consummation of the Business Combination, this note was automatically converted into the type of securities that are issued in the PIPE Financing in an amount equal to the then-outstanding principal amount and any accrued and unpaid interest, divided by the effective price of the securities sold in the PIPE Financing.

For the periods from July 1, 2024 to July 30, 2024 (Predecessor) and from January 1, 2024 to July 30, 2024 (Predecessor), Legacy Adagio has recognized the interest expense of $16.4 thousand and $19.2 thousand, respectively.

July 2024 Convertible Notes

On July 23, 2024, Legacy Adagio issued a $1.0 million convertible promissory note to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. It accrues simple interest at eight percent (8.0%) per annum.

Upon the consummation of the Business Combination, this note was automatically converted into the type of securities that are issued in the PIPE Financing in an amount equal to the then-outstanding principal amount and any accrued and unpaid interest, divided by the effective price of the securities sold in the PIPE Financing.

For the periods from July 1, 2024 to July 30, 2024 (Predecessor), Legacy Adagio has recognized the interest expense of $1.3 thousand.

Pursuant to the Business Combination Agreement, the outstanding $29.5 million principal along with the accrued but unpaid interest of the Bridge Financing Notes, was converted in exchange for 4,372,607 shares of the Company’s Common Stock and 3,540,000 Base Warrants as part of the PIPE Financing.

February 2024 Convertible Notes (Predecessor)

On February 13, 2024, the Legacy Adagio issued to Perceptive PIPE Investor a principal of $7.0 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The February 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum.

Upon the consummation of the Business Combination, the February 2024 Convertible Notes was automatically transferred to the Company in connection with the issuance of the Convertible Securities Notes to Perceptive PIPE Investor, pursuant to, and in accordance with, the note purchase agreement and the Convertible Security Subscription Agreement (as defined below), dated February 13, 2024, by and among the Company, ARYA, Legacy Adagio and Perceptive PIPE Investor. Any interest accrued on the principal amount of the February 2024 Convertible Notes will be forfeited in connection with the transfer of the notes to the Company.

For the periods from July 1, 2024 to July 30, 2024 (Predecessor) and from January 1, 2024 to July 30, 2024 (Predecessor), Legacy Adagio has recognized the interest expense of $46.0 thousand and $0.3 million, respectively.

On the Closing Date, the $7.0 million of February 2024 Convertible Notes were converted into $7.0 million Convertible Securities Notes and 525,000 Convert Warrants.

SVB Term Loan (Predecessor)

On February 3, 2023, Legacy Adagio entered into an agreement to obtain an initial term loan advance of $3.0 million and a right to issue a subsequent term loan advance of $2.0 million pursuant to the LSA. The loans mature on January 1, 2025 and Legacy Adagio must make monthly payments at a floating rate per annum equal to the greater of (1) seven percent (7.0%) and (2) the market prime rate plus one and one half of one percent (1.5%).

In connection with the issuance of the SVB Term Loan, Legacy Adagio issued liability - classified warrants with a fair value of $28.5 thousand to purchase 32,720 shares of common stock of Legacy Adagio (“Initial Warrants”), and a contingent right, with a fair value of $7.1 thousand, to obtain an additional 16,360 shares of the common stock (“Additional Warrants”) upon the nonoccurrence of the Interest Only Milestone. The Interest Only Milestone (“Milestone”) refers to a specific condition that is met on or before April 30, 2023. To satisfy this Milestone, Legacy Adagio must ensure that no event of default has occurred. If this condition is met, Legacy Adagio must provide SVB (i) the intent for the sale of all capital stock of Legacy Adagio, or (ii) an executed term sheet for a priced equity financing of at least $40.0 million from the sale of Legacy Adagio’s capital stock.

The initial recognition of the warrant liabilities and the contingent right resulted in a discount of $35.6 thousand to the SVB Term Loan. The discount is being amortized to interest expense over the term of the LSA.

As of December 31, 2023, the outstanding principal of SVB Term Loan was $1.9 million and the unamortized debt discount was $19.4 thousand.

For the periods from July 1, 2024 to July 30, 2024 (Predecessor), from January 1, 2024 to July 30, 2024 (Predecessor), and the three and nine months ended September 30, 2023 (Predecessor), Legacy Adagio has recognized the interest expense was $9.0 thousand, $87.3 thousand, $66.5 thousand, and $0.2 million, respectively.

Prior to the Closing, the existing SVB Term Loan of Legacy Adagio has a net balance of $1.0 million, including $1.0 million of principal and accrued interest, and an unamortized debt discount of $9.7 thousand. The unpaid principal and accrued interest were carried as assumed liabilities to the Company and paid at the Closing.

Convertible Securities Notes (Successor)

In connection with the execution of the Business Combination Agreement, Convert Investors executed the Convertible Security Subscription Agreement dated February 13, 2024, which was amended on June 20, 2024, with ListCo. In accordance with the agreement, ListCo issued on the Closing Date to the Convert Investors $20.0 million of Convertible Securities Notes and 1,500,000 Convert Warrants.

The total of $20.0 million Convertible Securities Notes will be convertible into shares of the Company’s Common Stock at a conversion price of $10.00 per share, subject to adjustment per the terms of the agreement. In the event of default, the Company may irrevocably elect in the event of default notice to permit the holder to effect alternate conversion, for which the conversion calculation and price are specified in the agreement.

The total of 1,500,000 Convert Warrants, each of which will be exercisable on a cashless basis or for one share of the Company’s Common Stock at $24.00 per share, subject to adjustment. The Convertible Securities Notes have a maturity of three years and nine months after the Closing and interest will be payable in cash or compound as additional principal outstanding which accrues on a quarterly basis.

The conversion of the February 2024 Convertible Notes was carried out on the same terms as the other Convert Investors executing the Convertible Security Subscription Agreement.

For the periods from July 31, 2024 to September 30, 2024 (Successor), the Company has recognized interest expense of $0.4 million.

Adagio Medical Inc
Debt

Note 8 — Debt

Outstanding debt as of June 30, 2024 and December 31, 2023 consists of the following (in thousands):

	June 30, 2024	December 31, 2023
	(As Restated)	(As Restated)
	(Unaudited)
October 2022 Convertible Notes measured at fair value	$12,811	$12,561
April 2023 Convertible Notes measured at fair value	14,871	14,757
November 2023 Convertible Notes measured at fair value	7,998	9,112
February 2024 Convertible Notes measured at fair value	6,783	—
May 2024 Convertible Notes measured at fair value	3,000	—
June 2024 Convertible Notes measured at fair value	2,501	—
SVB term loan	990	1,838
Total outstanding debt	$48,954	$38,268

October 2022 Convertible Notes

On October 27, 2022, the Company entered into the October 2022 Convertible Notes with investors for the issuance and sale of convertible promissory notes with an aggregate principal amount of $9.5 million at an interest rate of eight percent (8.0%) per annum.

On April 4, 2023, the October 2022 Convertible Notes, which had an original maturity date of October 27, 2023, were amended to extend the maturity date to the latest of (i) January 5, 2024, (ii) termination of agreements between the Company and ARYA in connection with a non-binding summary of certain proposed terms and conditions of a potential business combination (the “Transaction”), or (iii) the termination or lapse of the exclusivity period as defined in the non-binding term sheet as mentioned above. The October 2022 Convertible Notes agreement was also amended to subordinate the October 2022 Convertible Notes to the April 2023 Convertible Notes (as described below) and provide for the conversion of all principals and accrued interest in respect of all the October 2022 Convertible Notes into shares of Series E Preferred Stock of the Company in connection with the Transaction.

On November 28, 2023, the October 2022 Convertible Notes agreement was further amended to subordinate the October 2022 Convertible Notes to the April 2023 Convertible Notes and the November 2023 Convertible Notes (as described below). In addition, in the event of the consummation of the Transaction, all principal and accrued interest in respect of the October 2022 Convertible Notes shall be converted into shares of the Company’s common stock, when multiplied by the exchange ratio applicable to the Company’s common stock in the Transaction, will entitle the holder of this note to receive a number of shares of the same class of common stock that are issued in the Private Investment in Public Equity Financing (“PIPE Financing”) equal to the then outstanding principal amount and any accrued and unpaid interest under this note, divided by 75% of the effective price of each share of common stock sold in the PIPE Financing.

In the event of the sale of equity securities in the Company’s next round of equity financing of at least $10.0 million (excluding conversion of the October 2022 Convertible Notes) prior to the maturity date (a “Qualified Financing”), all principal and accrued interest shall be converted into shares or units of the same class or series as are sold in the Qualified Financing.

In the event of the sale of equity securities in the Company’s next round of equity financing prior to the maturity date that is not a Qualified Financing (“Non-Qualified Financing”), the notes will automatically convert into shares or units of the same class or series as are sold in such Non-Qualified Financing.

For the conversion under both Qualified Financing and Non-Qualified Financing, the per share/unit conversion price for such equity securities shall be the lesser of (i) 75% of the average per share/unit price in such equity financing and (ii) an amount equal to $146.9 million divided by the number of fully diluted common stock (or unit) equivalents at the time of the Qualified Financing or Non-Qualified Financing. In the event that (i) or (ii) applies, the Company may create a sub-series of the preferred security on identical terms to the security issued in the Qualified Financing or Non-Qualified Financing, except that the aggregate liquidation preference of the sub-series will equal the total principal and accrued interest under the notes at the time of conversion.

In the event there is no subsequent round of financing, the notes would become due and payable in accordance with the terms of the convertible note agreement.

On February 13, 2024, the October 2022 Convertible Notes agreement was further amended to extend the maturity date to the termination of the Business Combination Agreement, and subordinate the October 2022 Convertible Notes to the April 2023 Convertible Notes, the November 2023 Convertible Notes, and February 2024 Convertible Notes (as described below).

The total of $9.5 million principal was received by the Company as of December 31, 2022. As of June 30, 2024 and December 31, 2023, the principal amount outstanding was $9.5 million.

For the six months ended June 30, 2024 and 2023, the interest expense was $0.4 million and $0.4 million, respectively.

April 2023 Convertible Notes

On April 4, 2023, the Company issued a $5.0 million convertible promissory note that matures on the latest of (i) January 5, 2024, (ii) termination of agreements between the Company and ARYA in connection with a non-binding summary of the Transaction, or (iii) the termination or lapse of the exclusivity period as defined in the non-binding term sheet as mentioned above. The April 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, the Company obtained the right to issue up to $10.0 million in additional convertible promissory notes available beginning one month after April 4, 2023 through the occurrence of an ARYA stockholder vote with regard to a transaction. During the period from April 4, 2023 to December 31, 2023, the Company issued the additional $10.0 million.

On November 28, 2023, the April 2023 Convertible Notes were amended to align certain terms of the April 2023 Convertible Notes with the November 2023 Convertible Notes.

In the event of the consummation of the Transaction, this note shall automatically convert into the type of securities that are issued in the PIPE Financing in an amount equal to the then-outstanding principal amount and any accrued and unpaid interest, divided by the effective price of the securities sold in the PIPE Financing.

Upon termination of the Transaction and prior to a Qualified Financing, all of the then-outstanding principal amount of this note and all other notes issued and any accrued and unpaid interest could be converted into an amount of shares of the Company’s Series E Preferred Stock equal to the to be converted principal amount and any accrued and unpaid interest divided by the price per share/unit equal to $24.0 million divided by the Company’s fully-diluted common stock equivalents at the time of the closing date of the conversion, provided that the Company shall cause the shares of Series E Preferred Stock issued upon conversion of this note to bear an aggregate liquidation preference amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

In the event of any sale of a new series or class of preferred equity securities by the Company following the termination of the Transaction with aggregate proceeds of at least $10.0 million (a “Qualified Financing”), the then-outstanding principal amount and any accrued and unpaid interest could be converted into either the Company’s Series E Preferred Stock, or the shares to be issued and sold in the Qualified Financing, in each case in an amount that is equal to (I) the to be converted principal amount and any accrued and unpaid interest divided by (II) the price per share/unit equal to the lesser of (aa) 75% of the per share/unit price in such Qualified Financing and (bb) an amount equal to $24.0 million divided by the number of fully-diluted common stock (or unit) equivalents at the time of the Qualified Financing. In the event that the preferred equity security issued in the Qualified Financing bears a liquidation preference less than 120%, the Company will create a sub-series of such preferred security on identical terms to the security issued in the Qualified Financing, except that the aggregate liquidation preference of such sub-series will be an amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

In the event that the Company liquidates, the Company shall immediately upon the consummation of the change-of-control transaction or the liquidation event and prior to any payment to the equity holders of the Company, pay to the investor an amount equal to the greater of 120% of the sum of (i) the then-outstanding principal amount and all accrued and unpaid interest hereunder plus (ii) all accrued and unpaid dividends owed to the investor or such amount if all then-outstanding principal amount and any accrued and unpaid interest had be converted into common stock.

As of June 30, 2024 and December 31, 2023, the principal amount outstanding was $15.0 million.

For the six months ended June 30, 2024 and 2023, the interest expense was $0.5 million and $0.1 million, respectively.

November 2023 Convertible Notes

On November 28, 2023, the Company issued to Perceptive Life Sciences Master Fund, Ltd. (“Perceptive PIPE Investor”) a $2.0 million convertible promissory note that matures on the latest of (i) January 5, 2024, (ii) termination of agreements between the Company and ARYA in connection with a non-binding summary of the Transaction, or (iii) the termination or lapse of the exclusivity period as defined in the non-binding term sheet as mentioned above. The November Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, the Company obtained the right to issue up to $6.0 million of Delayed Draw Commitment.

In the event of the consummation of the Transaction, this note shall automatically convert into the type of securities that are issued in the PIPE Financing in an amount equal to the then-outstanding principal amount and any accrued and unpaid interest, divided by the effective price of the securities sold in the PIPE Financing.

Upon termination of the Transaction and prior to a Qualified Financing, all of the then-outstanding principal amount of this note and all other notes issued and any accrued and unpaid interest could be converted into an amount of shares of the Company’s Series E Preferred Stock equal to the to be converted principal amount and any accrued and unpaid interest divided by the price per share/unit equal to $24.0 million divided by the Company’s fully-diluted common stock equivalents at the time of the closing date of the conversion, provided that the Company shall cause the shares of Series E Preferred Stock issued upon conversion of this note to bear an aggregate liquidation preference amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

In the event of any sale of a new series or class of preferred equity securities by the Company following the termination of the Transaction with aggregate proceeds of at least $10.0 million (a “Qualified Financing”), the then-outstanding principal amount and any accrued and unpaid interest could be converted into either the Company’s Series E Preferred Stock, or the shares to be issued and sold in the Qualified Financing, in each case in an amount that is equal to (I) the to be converted principal amount and any accrued and unpaid interest divided by (II) the price per share/unit equal to the lesser of (aa) 75% of the per share/unit price in such Qualified Financing and (bb) an amount equal to $24.0 million divided by the number of fully-diluted common stock (or unit) equivalents at the time of the Qualified Financing. In the event that the preferred equity security issued in the Qualified Financing bears a liquidation preference less than 120%, the Company will create a sub-series of such preferred security on identical terms to the security issued in the Qualified Financing, except that the aggregate liquidation preference of such sub-series will be an amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

In December 2023, the November 2023 Convertible Notes were amended to permit the issuance of a Delayed Draw Commitment in the principal amount of $1.0 million and $2.0 million on December 13, 2023 and December 28, 2023, respectively. The combined $3.0 million convertible promissory notes were issued pursuant to the clause and terms in the November 2023 Convertible Notes agreement.

As of June 30, 2024 and December 31, 2023, the principal amount outstanding was $8.0 million and $5.0 million, respectively.

For the six months ended June 30, 2024, the interest expense was $0.3 million.

February 2024 Convertible Notes

On February 13, 2024, the Company issued to Perceptive PIPE Investor a principal of $7.0 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The February 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum.

In the event of the consummation of the Transaction, effective upon the closing of the Transaction, the February 2024 Convertible Notes will automatically be cancelled (or transferred to New Adagio) in connection with the issuance of New Adagio Convertible Notes (as defined below) to Perceptive PIPE Investor, pursuant to, and in accordance with, the note purchase agreement and the Convertible Security Subscription Agreement (as defined below), dated February 13, 2024, by and among New Adagio, ARYA, the Company and Perceptive PIPE Investor. Any interest accrued on the principal amount will be forfeited in connection with a cancellation (or transfer of the February 2024 Convertible Notes to New Adagio).

Upon termination of the Transaction and prior to a Qualified Financing (as defined below), all of the then-outstanding principal amount of this note and any accrued and unpaid interest could be converted into an amount of shares of the Company’s Series E Preferred Stock equal to the to be converted principal amount and any accrued and unpaid interest divided by the price per share/unit equal to $24.0 million divided by the Company’s fully-diluted common stock equivalents at the time of the closing date of the conversion, provided that the Company shall cause the shares of Series E Preferred Stock issued upon conversion of this note to bear an aggregate liquidation preference amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

In the event of any sale of a new series or class of preferred equity securities by the Company following the termination of the Transaction with aggregate proceeds of at least $10.0 million (excluding conversion of the October 2022 Convertible Notes, the April 2023 Convertible Notes, the November 2023 Convertible Notes, and the February 2024 Convertible Notes) (a “Qualified Financing”), the then-outstanding principal amount and any accrued and unpaid interest could be converted into either the Company’s Series E Preferred Stock, or the shares to be issued and sold in the Qualified Financing, in each case in an amount that is equal to (I) the to be converted principal amount and any accrued and unpaid interest divided by (II) the price per share/unit equal to the lesser of (aa) 75% of the per share/unit price in such Qualified Financing and (bb) an amount equal to $24.0 million divided by the number of fully-diluted common stock (or unit) equivalents at the time of the Qualified Financing. In the event that the preferred equity security issued in the Qualified Financing bears a liquidation preference less than 120%, the Company will create a sub-series of such preferred security on identical terms to the security issued in the Qualified Financing, except that the aggregate liquidation preference of such sub-series will be an amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

As of June 30, 2024, the principal amount outstanding was $7.0 million.

For the six months ended June 30, 2024, the interest expense was $0.2 million.

In connection with the Business Combination, certain investors entered a securities purchase agreement, dated February 13, 2024, with ListCo (the “Convertible Security Subscription Agreement”), pursuant to which ListCo will issue on the closing date to the certain investors (“Convert Investors”) $20.0 million of 13% senior secured convertible notes (the “New Adagio Convertible Notes”), which will be convertible into shares of New Adagio common stock, and warrants (the “Convert Warrants”), each of which will be exercisable on a cashless basis or for one share of New Adagio common stock at $24.00 per share, subject to adjustment (the “Base Convert Financing”). The New Adagio Convertible Notes will have a maturity of three years and nine months after the closing and interest will be payable in cash or compound as additional principal outstanding.

On the closing date, the February 2024 Convertible Notes will convert into New Adagio Convertible Notes and Convert Warrants on the same terms as the other Convert Investors executing the Convertible Security Subscription Agreement (the conversion of the 2024 Bridge Financing Note held by the Perceptive PIPE Investor into New Adagio Convertible Notes and Convert Warrants and purchase of New Adagio Convertible Notes and Convert Warrants by the other Convert Investors in the Base Convert Financing, the “Convertible Security Financing”). Subject to ARYA and New Adagio receiving any new financing or commitment for financing, whether in the form of equity, debt or convertible debt, before the closing date, the Perceptive PIPE Investor may request that on the closing date the February 2024 Convertible Notes is repaid with the funds raised in connection with such Additional Financing instead of such 2024 Bridge Financing Note converting into New Adagio Convertible Notes and Convert Warrants. The New Adagio Convertible Notes, the Convert Warrants or any shares of New Adagio common stock issuable in connection with the Convertible Security Financing have not been registered under the Securities Act and will be issued in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. ListCo will grant the Perceptive PIPE Investor and the Convert Investors certain registration rights in connection with the Convertible Security Financing. The Convertible Security Financing is contingent upon, among other things, the substantially concurrent closing of the Business Combination.

May 2024 Convertible Notes

On May 21, 2024, the Company issued to Perceptive PIPE Investor a $3.0 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The May 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum.

In the event of the consummation of the Transaction, this note shall automatically convert into the type of securities that are issued in the PIPE Financing in an amount equal to the then-outstanding principal amount and any accrued and unpaid interest, divided by the effective price of the securities sold in the PIPE Financing.

Upon termination of the Transaction and prior to a Qualified Financing, all of the then-outstanding principal amount of this note and all other notes issued and any accrued and unpaid interest could be converted into an amount of shares of the Company’s Series E Preferred Stock equal to the to be converted principal amount and any accrued and unpaid interest divided by the price per share/unit equal to $24.0 million divided by the Company’s fully-diluted common stock equivalents at the time of the closing date of the conversion, provided that the Company shall cause the shares of Series E Preferred Stock issued upon conversion of this note to bear an aggregate liquidation preference amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

In the event of any sale of a new series or class of preferred equity securities by the Company following the termination of the Transaction with aggregate proceeds of at least $10.0 million (a “Qualified Financing”), the then-outstanding principal amount and any accrued and unpaid interest could be converted into either the Company’s Series E Preferred Stock, or the shares to be issued and sold in the Qualified Financing, in each case in an amount that is equal to (I) the to be converted principal amount and any accrued and unpaid interest divided by (II) the price per share/unit equal to the lesser of (aa) 75% of the per share/unit price in such Qualified Financing and (bb) an amount equal to $24.0 million divided by the number of fully-diluted common stock (or unit) equivalents at the time of the Qualified Financing. In the event that the preferred equity security issued in the Qualified Financing bears a liquidation preference less than 120%, the Company will create a sub-series of such preferred security on identical terms to the security issued in the Qualified Financing, except that the aggregate liquidation preference of such sub-series will be an amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

As of June 30, 2024, the principal amount outstanding was $3.0 million.

For the six months ended June 30, 2024, the interest expense was $26.3 thousand.

June 2024 Convertible Notes

On June 25, 2024, the Company issued to Perceptive PIPE Investor a $2.5 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The June 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum.

In the event of the consummation of the Transaction, this note shall automatically convert into the type of securities that are issued in the PIPE Financing in an amount equal to the then-outstanding principal amount and any accrued and unpaid interest, divided by the effective price of the securities sold in the PIPE Financing.

Upon termination of the Transaction and prior to a Qualified Financing, all of the then-outstanding principal amount of this note and all other notes issued and any accrued and unpaid interest could be converted into an amount of shares of the Company’s Series E Preferred Stock equal to the to be converted principal amount and any accrued and unpaid interest divided by the price per share/unit equal to $24.0 million divided by the Company’s fully-diluted common stock equivalents at the time of the closing date of the conversion, provided that the Company shall cause the shares of Series E Preferred Stock issued upon conversion of this note to bear an aggregate liquidation preference amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

In the event of any sale of a new series or class of preferred equity securities by the Company following the termination of the Transaction with aggregate proceeds of at least $10.0 million (a “Qualified Financing”), the then-outstanding principal amount and any accrued and unpaid interest could be converted into either the Company’s Series E Preferred Stock, or the shares to be issued and sold in the Qualified Financing, in each case in an amount that is equal to (I) the to be converted principal amount and any accrued and unpaid interest divided by (II) the price per share/unit equal to the lesser of (aa) 75% of the per share/unit price in such Qualified Financing and (bb) an amount equal to $24.0 million divided by the number of fully-diluted common stock (or unit) equivalents at the time of the Qualified Financing. In the event that the preferred equity security issued in the Qualified Financing bears a liquidation preference less than 120%, the Company will create a sub-series of such preferred security on identical terms to the security issued in the Qualified Financing, except that the aggregate liquidation preference of such sub-series will be an amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

As of June 30, 2024, the principal amount outstanding was $2.5 million.

For the six months ended June 30, 2024, the interest expense was $2.7 thousand.

SVB Term Loan

On February 3, 2023, the Company entered into an agreement to obtain an initial term loan advance of $3.0 million and a right to issue a subsequent term loan advance of $2.0 million pursuant to the Loan and Security Agreement (“LSA”) with Silicon Valley Bank (“SVB Term Loan”). The loans mature on January 1, 2025 and the Company must make monthly payments at a floating rate per annum equal to the greater of (1) seven percent (7.0%) and (2) the market prime rate plus one and one half of one percent (1.5%).

In connection with the issuance of the SVB Term Loan, the Company issued liability - classified warrants with a fair value of $28.5 thousand to purchase 32,720 shares of common stock of the Company (“Initial Warrants”), and a contingent right, with a fair value of $7.1 thousand, to obtain an additional 16,360 shares of the common stock (“Additional Warrants”) upon the nonoccurrence of the Interest Only Milestone. The Interest Only Milestone (“Milestone”) refers to a specific condition that is met on or before April 30, 2023. To satisfy this Milestone, the Company must ensure that no event of default has occurred. If this condition is met, the Company must provide SVB (i) the intent for the sale of all capital stock of the Company, or (ii) an executed term sheet for a priced equity financing of at least $40.0 million from the sale of the Company’s capital stock.

The initial recognition of the warrant liabilities and the contingent right resulted in a discount of $35.6 thousand to the SVB Term Loan. The discount is being amortized to interest expense over the term of the LSA.

As of June 30, 2024, the subsequent term loan advance of $2.0 million had not been drawn. As of June 30, 2024 and December 31, 2023, the outstanding principal of SVB Term Loan is $1.0 million and $1.9 million, respectively; and the unamortized debt discount is $9.7 thousand and $19.4 thousand, respectively. For the six months ended June 30, 2024 and 2023, the interest expense was $78.3 thousand and $0.1 million, respectively.

Note 8 — Debt

Outstanding debt as of December 31, 2023 and 2022 consists of the following (in thousands):

	December 31, 2023	December 31, 2022
	(As Restated)
October 2022 Convertible Notes measured at fair value	$12,561	$9,500
April 2023 Convertible Notes measured at fair value	14,757	—
November 2023 Convertible Notes measured at fair value	9,112	—
SVB term loan	1,838	—
Total Outstanding Debt	$38,268	$9,500

October 2022 Convertible Notes

On October 27, 2022, the Company entered into the October 2022 Convertible Notes with investors for the issuance and sale of convertible promissory notes with an aggregate principal amount of $9.5 million at an interest rate of eight percent (8.0%) per annum.

On April 4, 2023, the October 2022 Convertible Notes, which had an original maturity date of October 27, 2023, were subsequently amended to extend the maturity date to the latest of (i) January 5, 2024, (ii) termination of agreements between the Company and ARYA Sciences Acquisition Corp IV (“ARYA”) in connection with a non-binding summary of certain proposed terms and conditions of a potential business combination (the “Transaction”), or (iii) the termination or lapse of the exclusivity period as defined in the non-binding term sheet as mentioned above.

The October 2022 Convertible Notes agreement was also amended to subordinate the October 2022 Convertible Notes to the April 2023 Convertible Notes (as described below) and provide for the conversion of all principal and accrued interest in respect of all the October 2022 Convertible Notes into shares of Series E Preferred Stock of the Company in connection with the Transaction.

In the event of the consummation of the Transaction, all principal and accrued interest in respect of the October 2022 Convertible Notes shall be converted into the type of securities that are issued in the Private Investment in Public Equity Financing (“PIPE Financing”) in an amount equal to the then-outstanding principal amount and any accrued and unpaid interest under the October 2022 Convertible Notes, divided by seventy-five percent (75%) of the effective price of the securities sold in the PIPE Financing.

In the event of the sale of equity securities in the Company’s next round of equity financing of at least $10.0 million (excluding conversion of the October 2022 Convertible Notes) prior to the maturity date (a “Qualified Financing”), all principal and accrued interest shall be converted into shares or units of the same class or series as are sold in the Qualified Financing.

In the event of the sale of equity securities in the Company’s next round of equity financing prior to the maturity date that is not a Qualified Financing (“Non-Qualified Financing”), the notes will automatically convert into shares or units of the same class or series as are sold in such Non-Qualified Financing.

For the conversion under both Qualified Financing and Non-Qualified Financing, the per share/unit conversion price for such equity securities shall be the lesser of (i) seventy-five percent (75%) of the average per share/unit price in such equity financing and (ii) an amount equal to $146.9 million divided by the number of fully diluted common stock (or unit) equivalents at the time of the Qualified Financing or Non-Qualified Financing. In the event that (i) or (ii) applies, the Company may create a sub-series of the preferred security on identical terms to the security issued in the Qualified Financing or Non-Qualified Financing, except that the aggregate liquidation preference of the sub-series will equal the total principal and accrued interest under the notes at the time of conversion.

In the event there is no subsequent round of financing, the notes would become due and payable.

On November 28, 2023, the October 2022 Convertible Notes agreement was further amended to subordinate the October 2022 Convertible Notes to the November 2023 Convertible Notes (as described below). In addition, in the event of the consummation of the Transaction, all principal and accrued interest in respect of the October 2022 Convertible Notes shall be converted into shares of the Company’s common stock, when multiplied by the exchange ratio applicable to the Company’s common stock in the Transaction, will entitle the holder of this note to receive a number of shares of the same class of common stock that are issued in the PIPE Financing equal to the then outstanding principal amount and any accrued and unpaid interest under this note, divided by 75% of the effective price of each share of common stock sold in the PIPE Financing.

For the years ended December 31, 2023 and 2022, the interest expense was $0.8 million and $0.1 million, respectively.

April 2023 Convertible Notes

On April 4, 2023, the Company issued a $5.0 million convertible promissory note that matures on the latest of (i) January 5, 2024, (ii) termination of agreements between the Company and ARYA in connection with a non-binding summary of the Transaction, or (iii) the termination or lapse of the exclusivity period as defined in the non-binding term sheet as mentioned above. The April 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, the Company obtained the right to issue up to $10.0 million in additional convertible promissory notes available beginning one month after April 4, 2023 through the occurrence of an ARYA stockholder vote with regard to a transaction. During the period from April 4, 2023 to December 31, 2023, the Company issued an additional $10.0 million.

In the event of the consummation of the Transaction, this note shall automatically convert into the type of securities that are issued in the PIPE Financing in an amount equal to the then-outstanding principal amount and any accrued and unpaid interest, divided by the effective price of the securities sold in the PIPE Financing.

In the event of any sale of a new series or class of preferred equity securities by the Company following the termination of the Transaction with aggregate proceeds of at least $10.0 million (a “Qualified Financing”), the then-outstanding principal amount and any accrued and unpaid interest could be converted into either the Company’s Series E Preferred Stock, or the shares to be issued and sold in the Qualified Financing, in each case in an amount that is equal to (I) the to be converted principal amount and any accrued and unpaid interest divided by (II) the price per share/unit equal to the lesser of (aa) 75% of the per share/unit price in such Qualified Financing and (bb) an amount equal to $146.9 million divided by the number of fully-diluted common stock (or unit) equivalents at the time of the Qualified Financing. In the event that the preferred equity security issued in the Qualified Financing bears a liquidation preference less than 120%, the Company will create a sub-series of such preferred security on identical terms to the security issued in the Qualified Financing, except that the aggregate liquidation preference of such sub-series will be an amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

Upon termination of the Transaction and prior to a Qualified Financing, all of the then-outstanding principal amount of this note and all other notes issued and any accrued and unpaid interest could be converted into an amount of shares of the Company’s Series E Preferred Stock equal to the to be converted principal amount and any accrued and unpaid interest divided by the price per share/unit equal to $146.9 million divided by the Company’s fully-diluted common stock equivalents at the time of the closing date of the conversion, provided that the Company shall cause the shares of Series E Preferred Stock issued upon conversion of this note to bear an aggregate liquidation preference amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

In the event that the Company liquidates, the Company shall immediately upon the consummation of the change-of-control transaction or the liquidation event and prior to any payment to the equity holders of the Company, pay to the Investor an amount equal to the greater of 120% of the sum of (i) the then-outstanding principal amount and all accrued and unpaid interest hereunder plus (ii) all accrued and unpaid dividends owed to the investor or such amount if all then-outstanding principal amount and any accrued and unpaid interest had be converted into common stock.

On November 28, 2023, the April 2023 Convertible Notes, were amended to align certain terms of the April 2023 Convertible Notes to the November 2023 Convertible Notes.

In the event of any sale of a new series or class of preferred equity securities by the Company following the termination of the Transaction with aggregate proceeds of at least $10.0 million (a “Qualified Financing”), the then-outstanding principal amount and any accrued and unpaid interest could be converted into either the Company’s Series E Preferred Stock, or the shares to be issued and sold in the Qualified Financing, in each case in an amount that is equal to (I) the to be converted principal amount and any accrued and unpaid interest divided by (II) the price per share/unit equal to the lesser of (aa) 75% of the per share/unit price in such Qualified Financing and (bb) an amount equal to $24.0 million divided by the number of fully-diluted common stock (or unit) equivalents at the time of the Qualified Financing. In the event that the preferred equity security issued in the Qualified Financing bears a liquidation preference less than 120%, the Company will create a sub-series of such preferred security on identical terms to the security issued in the Qualified Financing, except that the aggregate liquidation preference of such sub-series will be an amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

Upon termination of the Transaction and prior to a Qualified Financing, all of the then-outstanding principal amount of this note and all other notes issued and any accrued and unpaid interest could be converted into an amount of shares of the Company’s Series E Preferred Stock equal to the to be converted principal amount and any accrued and unpaid interest divided by the price per share/unit equal to $24.0 million divided by the Company’s fully-diluted common stock equivalents at the time of the closing date of the conversion, provided that the Company shall cause the shares of Series E Preferred Stock issued upon conversion of this note to bear an aggregate liquidation preference amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

For the year ended December 31, 2023, the interest expense was $0.6 million.

November 2023 Convertible Notes

On November 28, 2023, the Company issued to Perceptive Life Sciences Master Fund, Ltd. (“Perceptive PIPE Investor”) a $2.0 million convertible promissory note that matures on the latest of (i) January 5, 2024, (ii) termination of agreements between the Company and ARYA in connection with a non-binding summary of the Transaction, or (iii) the termination or lapse of the exclusivity period as defined in the non-binding term sheet as mentioned above. The November Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, the Company obtained the right to issue up to $6.0 million of Delayed Draw Commitment available beginning one month after November 28, 2023 through the occurrence of an ARYA stockholder vote with regard to a transaction.

In the event of the consummation of the Transaction, this note shall automatically convert into the type of securities that are issued in the PIPE Financing in an amount equal to the then-outstanding principal amount and any accrued and unpaid interest, divided by the effective price of the securities sold in the PIPE Financing.

In the event of any sale of a new series or class of preferred equity securities by the Company following the termination of the Transaction with aggregate proceeds of at least $10.0 million (a “Qualified Financing”), the then-outstanding principal amount and any accrued and unpaid interest could be converted into either the Company’s Series E Preferred Stock, or the shares to be issued and sold in the Qualified Financing, in each case in an amount that is equal to (I) the to be converted principal amount and any accrued and unpaid interest divided by (II) the price per share/unit equal to the lesser of (aa) 75% of the per share/unit price in such Qualified Financing and (bb) an amount equal to $24.0 million divided by the number of fully-diluted common stock (or unit) equivalents at the time of the Qualified Financing. In the event that the preferred equity security issued in the Qualified Financing bears a liquidation preference less than 120%, the Company will create a sub-series of such preferred security on identical terms to the security issued in the Qualified Financing, except that the aggregate liquidation preference of such sub-series will be an amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

Upon termination of the Transaction and prior to a Qualified Financing, all of the then-outstanding principal amount of this note and all other notes issued and any accrued and unpaid interest could be converted into an amount of shares of the Company’s Series E Preferred Stock equal to the to be converted principal amount and any accrued and unpaid interest divided by the price per share/unit equal to $24.0 million divided by the Company’s fully-diluted common stock equivalents at the time of the closing date of the conversion, provided that the Company shall cause the shares of Series E Preferred Stock issued upon conversion of this note to bear an aggregate liquidation preference amount equal to 120% of the then-outstanding principal amount and accrued and unpaid interest under this note at the time of conversion.

In December 2023, the November 2023 Convertible Notes were amended to permit the issuance of a Delayed Draw Commitment in the principal amount of $1.0 million and $2.0 million on December 13, 2023 and December 28, 2023, respectively. The combined $3.0 million convertible promissory notes were issued pursuant to the clause and terms in the November 2023 Convertible Notes agreement.

For the year ended December 31, 2023, the interest expense was $19.8 thousand.

SVB Term Loan

On February 3, 2023, the Company entered into an agreement to obtain an initial term loan advance of $3.0 million and a right to issue a subsequent term loan advance of $2.0 million pursuant to the Loan and Security Agreement (“LSA”) with Silicon Valley Bank (“SVB Term Loan”). The loans mature on January 1, 2025 and the Company must make monthly payments at a floating rate per annum equal to the greater of (1) seven percent (7.0%) and (2) the market prime rate plus one and one half of one percent (1.5%).

In connection with the issuance of the SVB Term Loan, the Company issued liability - classified warrants with a fair value of $28.5 thousand to purchase 32,720 shares of common stock of the Company (“Initial Warrants”), and a contingent right, with a fair value of $7.1 thousand, to obtain an additional 16,360 shares of the common stock (“Additional Warrants”) upon the nonoccurrence of the Interest Only Milestone. The Interest Only Milestone (“Milestone”) refers to a specific condition that is met on or before April 30, 2023. To satisfy this Milestone, the Company must ensure that no event of default has occurred. If this condition is met, the Company must provide SVB (i) the intent for the sale of all capital stock of the Company, or (ii) an executed term sheet for a priced equity financing of at least $40.0 million from the sale of the Company’s capital stock.

The initial recognition of the warrant liabilities and the contingent right resulted in a discount of $35.6 thousand to the SVB Term Loan. The discount is being amortized to interest expense over the term of the LSA.

As of December 31, 2023, the subsequent term loan advance of $2.0 million had not been drawn. As of December 31, 2023, the outstanding principal of SVB Term Loan is $1.9 million, and the unamortized debt discount is $19.4 thousand. For the year ended December 31, 2023, the interest expense was $0.2 million.